Critical accounting estimates and judgments (Details) - USD ($) $ in Millions	3 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Nevada Copper
Disclosure of financial assets [line items]
Recoverable amount			$ 0.0
Impairment loss (reversal) and credit loss charge			104.1
Elevation
Disclosure of financial assets [line items]
Recoverable amount			0.0
Impairment loss (reversal) and credit loss charge		$ (2.5)	$ 40.1
Elevation | Announcing implementation of plan of impairment
Disclosure of financial assets [line items]
Impairment loss (reversal) and credit loss charge	$ 1.8